CERT NYS

File # 1-03164

NYSE

17010260

Received SEC

SEP 08 2017

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

September 8, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 5.00% Class A Preferred Stock, Cumulative, Par Value $1 Per Share (Stated Capital $25 Per Share) of ALABAMA POWER COMPANY, under the Exchange Act of 1934.

Sincerely,

Silvio Conte